Summary of expense by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventory expensed during the year	$ 3,531	$ 4,432	$ 3,472
Employee benefits expense	6,366	5,207	3,945
Depreciation and amortization	1,188	1,607	1,443
Professional and consulting fees	3,332	4,649	2,558
Third-party research and development	1,602	5,507	1,007
Impairment of property and equipment	240	1,061
Impairment of intangible assets		3,196
Write-down of inventory	76
Other	1,844	2,208	(653)
Expenses	$ 18,179	$ 27,867	$ 11,772